Property And Equipment - Additional Information (Detail) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Sep. 01, 2022	Jul. 31, 2022	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			$ 379,722,000		$ 379,722,000	$ 369,092,000
Depreciation, property, plant and equipment					41,100,000	26,300,000
Impairment losses related to property and equipment					0	0
Selling, general and administrative expense
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment					11,300,000	6,500,000
Cost of Sales and Ending Inventory
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment					29,800,000	19,800,000
Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			(77,695,000)		(77,695,000)	(50,018,000)	$ (23,848,000)
Depreciation, property, plant and equipment					40,522,000	26,283,000
Brookville, Pennsylvania Facility
Disclosure of detailed information about property, plant and equipment [line items]
Gains on disposals of non-current assets	$ 14,700,000
Proceeds from sales of property, plant and equipment	43,700,000
Construction In Progress, Materials Not Used
Disclosure of detailed information about property, plant and equipment [line items]
Non-current assets or disposal groups classified as held for sale			900,000	$ 2,400,000	900,000
Gains (losses) arising from sale of property, plant and equipment		$ (1,500,000)	600,000
Proceeds from sale of property, plant and equipment		$ 900,000
Proceeds from sales of property, plant and equipment			300,000
Leasehold Improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			112,799,000		112,799,000	129,629,000
Leasehold Improvements | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			(30,081,000)		(30,081,000)	(23,149,000)	(12,882,000)
Depreciation, property, plant and equipment					18,293,000	10,358,000
Leasehold Improvements | Cultivation Facility And Production Facility, California
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment				0
Depreciation, property, plant and equipment				$ 2,700,000
Other property, plant and equipment | Cultivation Facility And Production Facility, California
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment					500,000
Land and Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			162,663,000		162,663,000	139,386,000
Land and Buildings | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			$ (13,931,000)		(13,931,000)	(7,498,000)	$ (2,033,000)
Depreciation, property, plant and equipment					6,469,000	5,465,000
Land and Buildings | Brookville, Pennsylvania Facility
Disclosure of detailed information about property, plant and equipment [line items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	29,700,000
Gains on disposals of non-current assets	$ 14,700,000
Construction In Progress, Abandoned Project | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment					600,000
Ending Inventories
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment					10,900,000	9,100,000
Ending Inventories | Selling, general and administrative expense
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment					28,000,000	14,300,000
Ending Inventories | Selling, general and administrative expense | Previously stated
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment					$ 9,100,000	$ 3,600,000